AIRCRAFT - Owned and Leased - Aircraft Lease Payment Deferrals (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals	$ 975	$ 7,569
Finance leases
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals	533	2,133
Operating leases
AIRCRAFT - Owned and Leased
Aircraft Lease Payment Deferrals	$ 442	$ 5,436